Federal Funds Purchased and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Information Related to Repurchase Agreements and Federal Funds Purchased

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2013	2012	2013	2012
Balance at end of year	$20,215,183	$16,766,590	$—	$2,000,000
Average balance during the year	19,137,272	17,361,715	10,970	49,180
Maximum month-end balance	22,736,128	19,653,770	—	2,000,000
Weighted-average rate during the year	.74%	.70%	.30%	.54%
Rate at December 31.76%		.71%	—	.20%